                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MetLife Advisers, LLC
Address: 501 Boylston Street
         Boston, MA 02116

13F File Number: 028-05167

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Scott Harney
Title: Assistant Vice President
Phone: 617-578-2410

Signature, Place, and Date of Signing:

/s/ Scott Harney

Scott Harney   Boston, Massachusetts   August 13, 2012


Report Type (Check only one.):

[ ]       13F HOLDINGS REPORT.

[x]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Name                                             13F File Number
                                                 ---------------
AllianceBernstein L.P.                                 028-10562
AQR Capital Management, LLC                            028-10120
Artisan Partners Holdings LP                           028-05422
Baillie Gifford & Co.                                  028-04825
BlackRock Advisors, LLC                                028-04295
BlackRock Financial Management, Inc.                   028-04293
ClearBridge Advisors, LLC                              028-11611
Davis Selected Advisers, LP                            028-04121
Dimensional Fund Advisors LP                           028-01186
Dreman Value Management, LLC                           028-06700
Eaton Vance Management                                 028-04139
FMR LLC                                                028-00451
Franklin Resources, Inc.                               028-00734
Goldman Sachs Group, Inc.                              028-04981
Harris Associates L.P.                                 028-02013
CBRE Clarion Securities, LLC                           028-06044
Invesco Ltd.                                           028-11246
Janus Capital Management LLC                           028-01343
Jennison Associates LLC                                028-00074
JPMorgan Chase & Co.                                   028-00694
Lazard Asset Management LLC                            028-10469
Legg Mason, Inc.                                       028-01700
Legg Mason Capital Management, Inc.                    028-01701
Loomis, Sayles & Company, L.P.                         028-00398
Lord, Abbett & Co. LLC                                 028-00413
Massachusetts Financial Services Company               028-04968
Metropolitan Life Insurance Company                    028-00491
Morgan Stanley                                         028-03432
Neuberger Berman LLC                                   028-00454
OppenheimerFunds, Inc.                                 028-00203
Pacific Investment Management Company LLC              028-10952
Pioneer Investment Management, Inc.                    028-04037
Rainier Investment Management, Inc.                    028-05014
RCM Capital Management LLC                             028-00223
Schroder Investment Management Group                   028-04731
SSgA Funds Management, Inc.                            028-11338
T. Rowe Price Associates, Inc.                         028-00115
Third Avenue Management LLC                            028-05110
Turner Investments, L.P.                               028-02924
Van Eck Associates Corp.                               028-02783